NexPoint Capital, Inc.

Maximum Offering of 150,000,000 Shares of Common Stock

Supplement No. 14 dated September 23, 2016

to

Prospectus dated May 1, 2016

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of NexPoint Capital, Inc. dated May 1, 2016 (the “Prospectus”), Supplement No. 1, dated May 25, 2016, Supplement No. 2, dated June 1, 2016, Supplement No. 3, dated June 8, 2016, Supplement No. 4, dated June 15, 2016, Supplement No. 5, dated June 22, 2016, Supplement No. 7, dated July 8, 2016, Supplement No. 8, dated July 13, 2016, Supplement No. 9, dated July 20, 2016, Supplement No. 10, dated July 27, 2016, Supplement No. 11, dated August 24, 2016, Supplement No. 12, dated August 31, 2016 and Supplement No. 13, dated September 7, 2016. The Prospectus has been filed with the Securities and Exchange Commission, and is available at www.sec.gov or by calling us toll-free at (877) 665-1287. Unless otherwise defined in this supplement, capitalized terms used in this supplement shall have the same meanings as set forth in the Prospectus.

You should carefully consider the “Risk Factors” beginning on page 35 of the Prospectus before you decide to invest in shares of our common stock.

This supplement supplements and amends the Prospectus by replacing Appendix A: Form of Subscription Agreement and including the following Additional Subscription Agreement as Appendix B and Multiproduct Subscription Agreement as Appendix C.

INSTRUCTIONS TO INVESTORS & SUBSCRIPTION AGREEMENT

Please read carefully the Prospectus, as amended and supplemented, relating to the sale of shares of common stock (the “Shares”) in NexPoint Capital, Inc. (sometimes referred to herein as the “Company”) and all Exhibits thereto (the “Registration Statement”) before deciding to subscribe. This Offering is limited to investors who certify that they meet all of the qualifications set forth in the Prospectus (each, an “Investor”). If you meet these qualifications and desire to purchase our common stock, then please complete, execute and deliver the entire Subscription Agreement (as completed and signed) to the address provided below.

You should examine this type of investment in the context of your own needs, investment objectives and financial capabilities and should make your own independent investigation and decision as to the risk and potential gain involved. Also, you are encouraged to consult with your own attorney, accountant, financial consultant or other business or tax advisor regarding the risks and merits of the proposed investment.

Generally, you must initially invest at least $2,500 in our shares to be eligible to participate in this offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs, provided that each such contribution is made in increments of $100. You should note that an investment in our shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Code. If you have satisfied the minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to a distribution reinvestment plan.

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the “Shares”) of NexPoint Capital, Inc., a Delaware corporation (sometimes referred to herein as the “Company”), set forth below. The undersigned acknowledges that investing in the Shares may be considered speculative and involves a high degree of risk, including the risk of a substantial loss of investment. “Risk Factors” beginning on page 36 of the prospectus that forms part of the Company’s registration statement includes risks that investors should consider before buying the Company’s Shares including the risk of leverage.

•	You should not expect to be able to sell your Shares of our common stock regardless of how we perform.
•	If you are able to sell your Shares, you will likely receive less than your purchase price.
•	We may not list our Shares on any securities exchange for what may be a significant time after the offering period, or ever, and we do not expect a secondary market in the Shares to develop.
•	Because our Shares will not be listed on a securities exchange, you may be unable to sell your Shares and, as a result, you may be unable to reduce your exposure on any market downturn.
•	We intend to implement a Share repurchase program, but we do not expect to repurchase more than 10% of the weighted average number of Shares that were outstanding in the prior calendar year. In addition, any such repurchases will be at a 10% discount to the current offering price in effect on the date of repurchase.
•	You should consider that you may not have access to the money your invest for an indefinite period of time, and may never recover your initial investment in us. An investment in our Shares is not suitable if you need access to the money you invest.
•	Our distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to us for investment. Any capital returned to stockholders through distributions will be distributed after payment of sales load, fees and expenses and such amounts will not be recoverable by our stockholders.
•	Our distributions may be funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that will be subject to repayment to our affiliate, NexPoint Advisors, L.P. Significant portions of these distributions may not be based on our investment performance and such waivers and reimbursements by NexPoint Advisors, L.P. may not continue in the future. If NexPoint Advisors, L.P. does not agree to reimburse certain of our expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings. The repayment of any amounts owed to NexPoint Advisors, L.P. will reduce the future distributions to which you would otherwise be entitled.

INSTRUCTIONS TO INVESTORS & SUBSCRIPTION AGREEMENT Continued

The subscription agreement, together with a check for the full purchase price, should be delivered, faxed or mailed by your Broker-Dealer or Regis-tered Investment Advisor, as applicable to:

By Wire Transfer	By Mail
UMB Bank, N.A., ABA Routing #101000695	(Checks should be made payable to “NexPoint Capital, Inc.”)
NexPoint Capital, Inc., Account #9872061969	NexPoint Capital, Inc.
Beneficial Owner(s) (include in memo field)	c/o DST Systems Inc.
(877) 665-1287, Option 1
Custodial Accounts
Forward Subscription Agreement to the Custodian	Regular Mail
P.O. Box 219630
Kansas City, MO 64121-9630
By Fax
(816) 701-7685	Express Mail
430 W. 7th Street
Kansas City, MO 64105

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash are not accepted.

Upon receipt of a signed Subscription Agreement, verification of your investment qualifications, and acceptance of your subscription by the Company (which reserves the right to accept or reject a subscription for any reason whatsoever), the Company will execute the Subscription Agreement and notify you of the receipt and acceptance of your subscription. In no event may a subscription for Shares be accepted until at least five (5) business days after the date the subscriber receives the final prospectus. The Company may accept or reject any subscription in whole or in part for a period of fifteen (15) days after receipt of the Subscription Agreement and any other subscription documents requested by the Company, verification of your investment qualifications and payment in full. Any subscription not accepted within fifteen (15) days of receipt will be deemed rejected. If rejected, all funds will be returned to subscribers without deduction for any expenses within ten business days from the date the subscription is rejected.

Important Note: In all cases, the person or entity actually making the investment decision to purchase common stock should complete and sign the Subscription Agreement. For example, if the investor purchasing common stock is a retirement plan for which investments are directed or made by a third party trustee, then that third party trustee must complete the Subscription Agreement rather than the beneficiaries under the retirement plan. This also applies to trusts, custodial accounts and similar arrangements. You must list your principal place of residence rather than your office or other address on the signature page to the Subscription Agreement so that the Company can evaluate compliance with appropriate securities laws. If you wish for correspondence to be sent to an address other than your principal residence, please provide such mailing address in “Item 3.— Investor Information.”

1. INVESTMENT INFORMATION

Amount of Subscription: $

(minimum initial investment of $2,500)

Payment Method:
Check Enclosed
Subscription amount wired
Check/funding being sent by other third party

Check (as applicable):
Initial Investment
Additional Purchase (minimum $500)
Advisory•/Registered Investment Adviser/Other Net of Commissions Purchase ••

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash are not accepted.

Volume discounts are available. Please refer to the prospectus for more information and consult your financial advisor.

2. FORM OF OWNERSHIP

Non-Custodial Ownership

Individual (one signature required)
Joint Tenants with Right of Survivorship (all parties must sign)

Community Property (all parties must sign)
Tenants in Common (all parties must sign)
Uniform Gift/Transfer to Minors (UGMA/UTMA)
Under the UGMA/UTMA of the State of
Qualified Pension or Profit Sharing Plan
(include Plan Documents)
Trust (include title and signature pages of Trust Documents)

Corporation or Partnership (include Corporate Resolution or Partnership Agreement, as applicable; authorized signature required)

Other (include title and signature pages)

For Individual Ownership or JTWROS Only:

Transfer Upon Death: Visit www.nexpointcapital.com/forms to complete the Transfer On Death Beneficiary Agreement.

State laws can vary with respect to Transfer on Death registration. You should consult your own legal, tax and business advisers before electing to register your investment in the Transfer on Death Beneficiary Agreement.

Custodial Arrangement (owner and custodian signature required)

Third Party Administered Custodial Plan (new IRA accounts will require an additional application)

IRA	ROTH IRA	ROLLOVER IRA	SEP	KEOGH	OTHER

Name(s) of Custodian(s)	Tax ID Number

Custodian Acct. Number	Date Account Established

Year to Which Subscription Applicable	Phone Number

Name(s) of Beneficial Owner(s)/Beneficiary(ies)

Street Address

City	State	Zip

•Not all broker-dealers are eligible for advisory business – please confirm with the dealer manager.

••By a registered representative on his/her own behalf.

3. INVESTOR INFORMATION

Individual/Beneficial Owner (print name and address exactly as they are to be registered on the account)

Name of Investor/Beneficial Owner

Social Security or Tax ID Number	Date of Birth	E-mail Address

Street Address (You must include a permanent street address even if your mailing address is a P.O. Box)

City	State	Zip

Daytime Phone Number	Evening Phone Number

Optional Mailing Address

City	State	Zip

Joint Owner (print name and address exactly as they are to be registered on the account)

Name of Co-Investor (if applicable)

Social Security or Tax ID Number	Date of Birth	E-mail Address

Street Address

City	State	Zip

Daytime Phone Number	Evening Phone Number

Optional Mailing Address

City	State	Zip

FOR INDIVIDUAL/BENEFICIAL OWNER & JOINT OWNER:

CITIZENSHIP: Select one. ☐U.S. citizen ☐U.S. citizen residing outside the U.S. ☐Resident alien ☐Non resident*
(Country: ) (Country: )

Select one. Backup Withholding: Subject to backup withholding? Yes☐ No☐

* If non-resident alien, investor must submit the appropriate W-8 form (W-8BEN, W-8ECL or W-8IMY) in order to make an investment. (If a foreign national who is, in fact, a U.S. taxpayer, complete W-9 form in Section 6.)

3. INVESTOR INFORMATION (CONTINUED)

Trust Arrangement (print name and address exactly as they are to be registered on the account)

Name of Trust	Tax ID Number

Name(s) of Trustee(s)

Date Trust Established	Phone Number

Name(s) of Beneficial Owner(s)/Beneficiary(ies)

Street Address

City	State	Zip

Date of Birth

Corporation/Partnership/Other (print name and address exactly as they are to be registered on the account)

Entity Name	Tax ID Number

Entity Type (If Corporation, indicate “C” or “S” Corp)	Date of Entity Formation

Phone Number

Street Address

City	State	Zip

Name(s) of Officer(s), General Partner or Authorized Person(s)

FOR TRUST ARRANGEMENT & CORPORATION /PARTNERSHIP /OTHER:

Jurisdiction of Formation

Select one. Backup Withholding: Subject to backup withholding? ☐ Yes ☐ No

4. DISTRIBUTIONS

I hereby subscribe for Shares of NexPoint Capital, Inc. and elect the distribution option indicated below:

(If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval)

☐  I choose to participate in NexPoint Capital, Inc.’s Distribution Reinvestment Plan.*

☐  I choose to have distributions deposited in a checking, savings or brokerage account.

☐  I choose to have distributions mailed to me at the address listed in Section 3.

☐  I choose to have distributions mailed to my custodial account listed in section 2.

* Each investor that elects to have his or her distributions reinvested in NexPoint Capital, Inc.’s Distribution Reinvestment Plan agrees to notify the Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

I authorize NexPoint Capital, Inc. or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify NexPoint Capital, Inc. in writing to cancel it. In the event that NexPoint Capital, Inc. deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Name of Financial Institution

Name on Bank Account*	Your Account Number

Your Bank’s ABA Routing Number	Account Type	☐ Checking	☐ Savings	☐ Brokerage

Mailing Address

City	State	Zip

* For Electronic Funds Transfers, the signatures of the bank account owner(s) must appear exactly as they appear on the bank registration. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.

Signature of Individual/Trustee/Beneficial Owner	Signature of Co-Investor/Trustee

5. ELECTRONIC DELIVERY FORM (OPTIONAL)

Electronic Delivery of stockholder communication is available and if you would prefer to receive such communications and statements electronically, please affirmatively elect to do so by checking the offering for which you elect to receive the electronic delivery of stockholder communications and statement notifications, and signing below where indicated.

We encourage you to reduce printing and mailing costs and to conserve natural resources by electing to receive electronic delivery of stockholder communications and statement notifications. By consenting below to electronically receive stockholder communications, including your account-specific information, you authorize said offering(s) to either (i) e-mail stockholder communications to directly or (ii) make them available on each offering’s respective Web site and notify you by e-mail when such documents are available and how access the documents.

You will not receive paper copies of these electronic materials unless specifically requested, the delivery of electronic materials is prohibited or we, in our sole discretion, elect to send paper copies of the materials.

Sign below if you consent to the electronic delivery of documents including annual reports, proxy materials, and other documents that may be required to be delivered under federal or state securities laws as well as account-specific information such as quarterly account statements or tax information. Your consent will be effective until you revoke it. In addition, by consenting to electronic access, you will be responsible for your customary Internet Service Provider charges in connection with access to these materials. E-mail address in the section below is required. Please carefully read the following representations before consenting to receive documents electronically. By signing this box and consenting to receive documents electronically, you represent the following:

(a) I acknowledge that access to both internet e-mail and the World Wide Web is required in order to access documents electronically. I may receive by e-mail notification the availability of a document in electronic format. The notification e-mail will contain a web address (or hyperlink) where the document can be found. By entering this address into my web browser, I can view, download and print the document from my computer. I acknowledge that there may be costs associated with the electronic access, such as usage charges from my internet provider and telephone provider, and that these costs are my responsibility. (b) I acknowledge that documents distributed electronically may be provided in Adobe’s Portable Document Format (PDF). The Acrobat Reader® software is required to view documents in PDF format. The Reader software is available free of charge from Adobe’s web site at www.adobe.com. The Reader software must be correctly installed on my system before I will be able to view documents in PDF format. Electronic delivery also involves risks related to system or network outage that could impair my timely receipt of or access to stockholder communications. (c) I acknowledge that I may receive at no cost from NexPoint Capital, Inc. a paper copy of any documents delivered electronically by calling a NexPoint Capital, Inc. representative at 844-485-9167. (d) I acknowledge that if the e-mail notification is returned to NexPoint Capital, Inc. as “undeliverable”, a letter will be mailed to me with instructions on how to update my e-mail address to begin receiving communication via electronic delivery. I further understand that if NexPoint Capital, Inc. is unable to obtain a valid e-mail address for me NexPoint Capital, Inc. will resume sending a paper copy of its filing by U.S. mail to my address of record. (e) I acknowledge that my consent may be updated or cancelled, including any updates in e-mail address to which documents are delivered, at any time by calling a NexPoint Capital, Inc. representative at 844-485-9167.

Owner Signature	Date

Co-Owner Signature (If applicable)	Date

Joint Accounts: If your Social Security number is the primary number on a joint account and you opt-in to electronic delivery, each consenting stockholder must have access to the e-mail account provided.

My e-mail address is
Your e-mail address will be held in confidence and used only for matters relating to your investments

6. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION

In order to induce NexPoint Capital, Inc. to accept this subscription, I hereby represent and warrant as follows:

(A power of attorney may not be granted to any person to make such representations on behalf of investor(s). (Only fiduciaries such as trustees, guardians, conservators, custodians and personal representatives may make such representations on behalf of an Investor.)

Investors must initial each representation.
		Investor	Co-Investor

a.	I have received the final Prospectus of NexPoint Capital, Inc. at least five business days before signing the Subscription Agreement.
b.	I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under ‘‘Suitability Standards.’’ I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase. NOT APPLICABLE TO KANSAS RESIDENTS.
c.	I am (we are) purchasing Shares for my (our) own account.
d.	I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.
e.	If I am either purchasing the Shares on behalf of a trust or other entity of which I am trustee or authorized agent, I have due authority to execute this subscription agreement and do hereby legally bind the trust or other entity of which I am trustee or authorized agent.
f.	I acknowledge that there is no assurance that I will recover the amount of my investment in the company.
g.	I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.
h.

I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to NexPoint Capital, Inc. for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Investors must initial any representation specific to the state of domicile.
		Investor	Co-Investor

Alabama residents only: In addition to the general suitability standards, this investment will only be sold to Alabama residents that represent they have a liquid net worth of at least 10 times their investment in this program and its affiliates.
California residents only: Investors must have either (a) a net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a minimum net worth of at least $120,000. In addition, the state of California requires that each investor in California cannot invest more than 10% of his or her net worth in us.
Idaho residents only: In addition to the suitability standards noted above, an investment in us is limited to Idaho investors who have either (i) a gross annual income of at least $85,000 and a liquid net worth of at least $85,000 or (ii) a liquid net worth of at least $300,000. Additionally, an Idaho investor’s total investment in us shall not exceed 10% of his or her liquid net worth. (“Liquid net worth” shall include only cash plus cash equivalents. “Cash equivalents” includes assets which may be convertible to cash within one year).
Iowa residents only: Investors in the state of Iowa must have either (i) a net worth of $100,000 and annual gross income of $100,000, or (ii) a net worth of $350,000. Additionally, it is recommended that Iowa residents not invest, in the aggregate, more than 10% of their liquid net worth in this and similar direct participation investments. For purposes of this recommendation, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

6. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION (CONTINUED)

Investors must initial any representation specific to the state of domicile.

	Investor	Co-Investor
Kansas residents only: Excluding home, furnishings and automobiles, I (we) represent that I (we) either: (i) have a net worth of at least $70,000 and an annual gross income of at least $70,000; or (ii) have a net worth of at least $250,000. I (we) acknowledge that the Office of the Kansas Securities Commissioner recommends that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other similar investments. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.
Kentucky residents only: In addition to the general suitability standards listed above, no Kentucky resident shall invest more than 10% of his or her liquid net worth in our securities and the securities of any of our affiliates’ non-publicly traded business development companies. For these purposes, “liquid net worth” shall be defined as that portion of a person’s net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.
Maine residents only: The Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar non-traded business development companies not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of the net worth that consists of cash, cash equivalents, and readily marketable securities.
Massachusetts residents only: In addition to the general suitability standards listed above, Massachusetts investors may not invest more than 10% of their liquid net worth in us or in other illiquid direct participation programs.
Nebraska residents only: In addition to the suitability standards noted above, Nebraska investors must have (i) either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000; and (ii) investors must limit their investment in us and in the securities of other non-publicly traded business development companies to 10% of such investor’s net worth. Accredited investors in Nebraska, as defined in 17 C.F.R. § 230.501, are not subject to this limitation.
New Jersey residents only: New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor’s investment in us, our affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth.
New Mexico residents only: In addition to the suitability standards listed above, a New Mexico investor’s aggregate investment in us, shares of our affiliates and in similar direct participation programs may not exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.
North Dakota residents only: North Dakota investors must represent that, in addition to the stated net income and net worth standards, they have a net worth of at least ten times their investment in us.

6. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION (CONTINUED)

Investors must initial any representation specific to the state of domicile.

	Investor	Co-Investor
Ohio residents only: It shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development companies to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.
Oklahoma residents only: In addition to the suitability standards above, the state of Oklahoma requires that each Oklahoma investor limit his or her investment in shares of our common stock to a maximum of 10% of his or her net worth (excluding home, home furnishings and automobiles).
Oregon residents only: In addition to the general suitability standards listed above, an Oregon investor’s maximum investment in us and our affiliates may not exceed 10% of their liquid net worth, excluding home, furnishings and automobiles.
Texas residents only: Investors who reside in the state of Texas must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Texas investor’s total investment in this offering shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

6. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION (CONTINUED)

To prevent backup withholding on any payment made to a stockholder with respect to subscription proceeds held in escrow, the stockholder is generally required to provide current TIN (or the TIN of any other payee) and certain other information by completing the form below, certifying that the TIN provided on Substitute Form W-9 is correct (or that such investor is awaiting a TIN), that the investor is a U.S. person, and that the investor is not subject to backup withholding because (i) the investor is exempt from backup withholding, (ii) the investor has not been notified by the IRS that the investor is subject to backup withholding as a result of failure to report all interests or dividends or (iii) the IRS has notified the investor that the investor is no longer subject to backup withholding. If a TIN is not provided by the time any payment is made in connection with the proceeds held in escrow, 28% of all such payments will be withheld until a TIN is provided and if a TIN is no provided within 60 days, such withheld amounts will be over to the IRS.

Exempt TIN. Check here if investor is an exempt payee.	☐

Under penalties of perjury, I certify that:

  1. The number shown on this form is my correct taxpayer identification number and

  2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and

  3. I am a U.S. citizen or other U.S. person (including a U.S. resident alien).

Certification instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By signing below, you also acknowledge that you do not expect to be able to sell your Shares regardless of how the Company performs. If you are able to sell your Shares, you will likely receive less than your purchase price. The Company does not intend to list the Shares on any securities exchange during the offering period, and it does not expect a secondary market in the Shares to develop. The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase by the Company. Accordingly, you should consider that you may not have access to the money you invest for at least five years, or until the Company completes a liquidity event, which may not occur until five years following the completion of its offering. There is no assurance that the Company will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in the Shares is not suitable if you require short-term liquidity. In addition, you acknowledge that distributions may be funded from an unlimited amount of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses. You also acknowledge that the Company may suspend or terminate its share repurchase program at any time and Shares repurchased in the share repurchase program will be repurchased at a price below the offering price in effect on the date of repurchase.

Signature of Investor	Print Name	Date

Signature of Joint Owner, if applicable	Print Name	Date

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. The Company may also ask to see other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then current financial advisor. If the Company is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Company believes it has identified potentially criminal or other illegal activity, the Company reserves the right to take action as it deems appropriate which may include closing your account.

7. FINANCIAL ADVISOR INFORMATION & SIGNATURES

The broker, financial advisor or other investor representative (each an “Investor Representative”) signing below hereby warrants that it is duly licensed and may lawfully sell Shares in the state designated as the Investor’s legal residence or is exempt from such licensing.

Name of Participating Broker-Dealer or Financial Institution

☐	Check if recently employed by new Broker-Dealer or Financial Institution

Name of Broker/Financial Advisor/Other Investor Representative

Rep/Advisor Number	Branch Number

Mailing Address

☐	Check if recently employed by new Broker-Dealer or Financial Institution

City	State	Zip

E-mail

Phone Number	Fax Number

The undersigned confirms by its signature that it (i) has reasonable grounds to believe that the information and representations concerning the Investor identified herein are true, correct and complete in all respects; (ii) has verified that the form of ownership selected is accurate and, if other than individual ownership, has verified that the individual executing on behalf of the Investor is properly authorized and identified; (iii) has discussed such Investor’s prospective purchase of Shares with such Investor; (iv) has advised such Investor of all pertinent facts with regard to the fundamental risks of the investment, including lack of liquidity and marketability of the Shares; (v) has delivered a current prospectus and related amendments and supplements, if any, to such Investor; (vi) no sale of Shares shall be completed until at least five (5) business days after the date the Investor receives a copy of the prospectus, as amended or supplemented through the date hereof; (vii) has reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (viii) has reasonable grounds to believe that the purchase of Shares is a suitable investment for such Investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six years, that such Investor meets the suitability standards applicable to such Investor set forth in the prospectus (as amended or supplemented as of the date hereof), and that such Investor is in a financial position to enable such Investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares. The above-identified entity, acting in its capacity as agent, broker, financial advisor or other investor representative, has performed functions required by federal and state securities laws and, as applicable, FINRA rules and regulations, including, but not limited to Know Your Customer, Suitability and PATRIOT Act (AML, Customer Identification) as required by its relationship with the Investor(s) identified in this document.

I understand this Subscription Agreement is for the offering of NexPoint Capital, Inc.

Name of Broker / Financial Advisor / Other Investor Representative	Signature of Broker / Financial Advisor Other Investor Representative	Date

Name of Registered Supervisory Principal	Signature of Registered Supervisory Principal	Date

8. INVESTOR INSTRUCTIONS

Please read carefully the Prospectus, as amended and supplemented, relating to the sale of shares of common stock (the “Shares’’) in NexPoint Capital, Inc. (sometimes referred to herein as the “Company”) and all Exhibits thereto (the “Registration Statement”) before deciding to subscribe. This Offering is limited to investors who certify that they meet all of the qualifications set forth in the Prospectus (each, an “Investor”). If you meet these qualifications and desire to purchase our common stock, then please complete, execute and deliver the entire Subscription Agreement (as completed and signed) to the address provided below.

You should examine this type of investment in the context of your own needs, investment objectives and financial capabilities and should make your own independent investigation and decision as to the risk and potential gain involved. Also, you are encouraged to consult with your own attorney, accountant, financial consultant or other business or tax advisor regarding the risks and merits of the proposed investment.

Generally, you must initially invest at least $2,500 in our shares to be eligible to participate in this offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs, provided that each such contribution is made in increments of $100. You should note that an investment in our shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Code. If you have satisfied the minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to a distribution reinvestment plan.

The subscription agreement, together with a check for the full purchase price, should be delivered, faxed or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable to:

By Wire Transfer UMB Bank, N.A., ABA Routing #101000695 NexPoint Capital, Inc., Account #9872061969 Beneficial Owner(s) (include in memo field)	By Mail (Checks should be made payable to “NexPoint Capital, Inc.”) NexPoint Capital, Inc. c/o DST Systems Inc. (877) 665-1287, Option 1

Custodial Accounts Forward Subscription Agreement to the Custodian
Regular Mail P.O. Box 219630 Kansas City, MO 64121-9630 Express Mail 430 W. 7th Street Kansas City, MO 64105

By Fax
(816) 701-7685

APPENDIX A TO SUBSCRIPTION AGREEMENT

NOTICE TO SHAREHOLDER OF ISSUANCE OF

UNCERTIFICATED SHARES OF COMMON STOCK

To: Shareholder

From: NexPoint Capital, Inc.

Shares of Common Stock, $0.001 par value per share

NexPoint Capital, Inc., a Delaware corporation (the “Corporation”), is issuing to you, subject to acceptance by the Corporation, the number of shares of its common stock (the “Shares”) that correspond to the dollar amount of your subscription as set forth in your subscription agreement with the Corporation. The Shares do not have physical certificates. Instead, the Shares are recorded on the books and records of the Corporation, and this notice is given to you about certain information relating to the Shares. All capitalized terms not defined herein have the meanings set forth in the Corporation’s Articles of Incorporation, as the same may be amended from time to time, a copy of which, including the restrictions on transfer and ownership, will be furnished to each holder of Shares of the Corporation on request and without charge. Requests for such a copy may be directed to the Secretary of the Corporation at its principal office.

The Corporation has the authority to issue Shares of stock of more than one class. Upon the request of any shareholder, and without charge, the Corporation will furnish a full statement of the information with respect to certain restrictions on ownership and transferability, the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, terms and conditions of redemption of the Shares of each class of stock that the Corporation has authority to issue, the differences in the relative rights and preferences between the Shares of each series to the extent set, and the authority of the Board of Directors to set such rights and preferences of subsequent series. Such requests must be made to the Secretary of the Corporation at its principal office.

NEX-SUB-1015

This form may be used by any current investor in NexPoint Capital, Inc. who desires to purchase additional units of NexPoint Capital, Inc. Investors who acquired units through a transfer of ownership or transfer on death and wish to make additional investments must complete the NexPoint Capital, Inc. Subscription Agreement.

1. INVESTMENT INFORMATION

Amount of Subscription: $

(minimum additional investment of $500)

Payment Method:

Check Enclosed

Funds wired

Check/funding being sent by other third party

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash are not accepted. Volume discounts are available. Please refer to the prospectus for more information and consult your financial advisor.

2. ACCOUNT NUMBER

Account Number:

3. INVESTOR INFORMATION

Individual/Beneficial Owner (print name exactly as it is registered on the account)

Name of Investor/Beneficial Owner

Social Security or Tax ID Number	Date of Birth

Joint Owner (print name exactly as it is registered on the account)

Name of Co-Investor (if applicable)

Social Security or Tax ID Number	Date of Birth

Trust Arrangement (print name exactly as it is registered on the account)

Name of Trust	Tax ID Number

Name(s) of Trustee(s)	Date of Birth

Corporation/Partnership/Other (print name exactly as it is registered on the account)

Entity Name	Tax ID Number

Name(s) of Officer(s), General Partner or Authorized Person(s)

Please indicate if mailing address has changed since initial investment in NexPoint Capital, Inc.	Yes	No

If yes, please print new address below:

Street Address:

City:	State:	Zip Code:

4. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION

In order to induce NexPoint Capital, Inc. to accept this subscription, I hereby represent and warrant as follows:

(A power of attorney may not be granted to any person to make such representations on behalf of investor(s). (Only fiduciaries such as trustees, guardians, conservators, custodians and personal representatives may make such representations on behalf of an Investor.)

Investors must initial each representation.
		Investor	Co-Investor
a.	I have received the final Prospectus of NexPoint Capital, Inc. at least five business days before signing this Additional Subscription Agreement.

b.	I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the Prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the Prospectus at the time of purchase. NOT APPLICABLE TO KANSAS RESIDENTS.

c.	I am (we are) purchasing Shares for my (our) own account.

d.	I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.

e.	If I am either purchasing the Shares on behalf of a trust or other entity of which I am trustee or authorized agent, I have due authority to execute this Additional Subscription Agreement and do hereby legally bind the trust or other entity of which I am trustee or authorized agent.

f.	I acknowledge that there is no assurance that I will recover the amount of my investment in the company.

g.

I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to NexPoint Capital, Inc. for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Investors must initial any representation specific to the state of domicile.

		Investor	Co-Investor

Alabama residents only: In addition to the general suitability standards, this investment will only be sold to Alabama residents that represent they have a liquid net worth of at least 10 times their investment in this program and its affiliates.
California residents only: Investors must have either (a) a net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a minimum net worth of at least $120,000. In addition, the state of California requires that each investor in California cannot invest more than 10% of his or her net worth in us.
Idaho residents only: In addition to the suitability standards noted above, an investment in us is limited to Idaho investors who have either (i) a gross annual income of at least $85,000 and a liquid net worth of at least $85,000 or (ii) a liquid net worth of at least $300,000. Additionally, an Idaho investor’s total investment in us shall not exceed 10% of his or her liquid net worth. (“Liquid net worth” shall include only cash plus cash equivalents. “Cash equivalents” includes assets which may be convertible to cash within one year).
Iowa residents only: Investors in the state of Iowa must have either (i) a net worth of $100,000 and annual gross income of $100,000, or (ii) a net worth of $350,000. Additionally, it is recommended that Iowa residents not invest, in the aggregate, more than 10% of their liquid net worth in this and similar direct participation investments. For purposes of this recommendation, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

4. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION (CONTINUED)

Investors must initial any representation specific to the state of domicile.

	Investor	Co-Investor
Kansas residents only: Excluding home, furnishings and automobiles, I (we) represent that I (we) either: (i) have a net worth of at least $70,000 and an annual gross income of at least $70,000; or (ii) have a net worth of at least $250,000. I (we) acknowledge that the Office of the Kansas Securities Commissioner recommends that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other similar investments. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.
Kentucky residents only: In addition to the general suitability standards listed above, no Kentucky resident shall invest more than 10% of his or her liquid net worth in our securities and the securities of any of our affiliates’ non-publicly traded business development companies. For these purposes, “liquid net worth” shall be defined as that portion of a person’s net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.
Maine residents only: The Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar non-traded business development companies not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of the net worth that consists of cash, cash equivalents, and readily marketable securities.
Massachusetts residents only: In addition to the general suitability standards listed above, Massachusetts investors may not invest more than 10% of their liquid net worth in us or in other illiquid direct participation programs.
Nebraska residents only: In addition to the suitability standards noted above, Nebraska investors must have (i) either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000; and (ii) investors must limit their investment in us and in the securities of other non-publicly traded business development companies to 10% of such investor’s net worth. Accredited investors in Nebraska, as defined in 17 C.F.R. § 230.501, are not subject to this limitation.
New Jersey residents only: New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor’s investment in us, our affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth.
New Mexico residents only: In addition to the suitability standards listed above, a New Mexico investor’s aggregate investment in us, shares of our affiliates and in similar direct participation programs may not exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.
North Dakota residents only: North Dakota investors must represent that, in addition to the stated net income and net worth standards, they have a net worth of at least ten times their investment in us.
Ohio residents only: It shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development companies to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.
Oklahoma residents only: In addition to the suitability standards above, the state of Oklahoma requires that each Oklahoma investor limit his or her investment in shares of our common stock to a maximum of 10% of his or her net worth (excluding home, home furnishings and automobiles).
Oregon residents only: In addition to the general suitability standards listed above, an Oregon investor’s maximum investment in us and our affiliates may not exceed 10% of their liquid net worth, excluding home, furnishings and automobiles.
Texas residents only: Investors who reside in the state of Texas must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Texas investor’s total investment in this offering shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

4. SUBSCRIBER SIGNATURES / SUBSTITUTE IRS FORM W-9 CERTIFICATION (CONTINUED)

Exempt TIN. Check here if investor is an exempt payee.	☐

Under penalties of perjury, I certify that:

 1. The number shown on this form is my correct taxpayer identification number and

 2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and

 3. I am a U.S. citizen or other U.S. person (including a U.S. resident alien).

Certification instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report interest and dividends on your tax return.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By signing below, you also acknowledge that you do not expect to be able to sell your Shares regardless of how the Company performs. If you are able to sell your Shares, you will likely receive less than your purchase price. The Company does not intend to list the Shares on any securities exchange during the offering period, and it does not expect a secondary market in the Shares to develop. The Company intends to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase by the Company. Accordingly, you should consider that you may not have access to the money you invest for at least five years, or until the Company completes a liquidity event, which may not occur until five years following the completion of its offering. There is no assurance that the Company will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in the Shares is not suitable if you require short-term liquidity. In addition, you acknowledge that distributions may be funded from an unlimited amount of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses. You also acknowledge that the Company may suspend or terminate its share repurchase program at any time and Shares repurchased in the share repurchase program will be repurchased at a price below the offering price in effect on the date of repurchase.

Signature of Investor	Print Name	Date

Signature of Joint Owner, if applicable	Print Name	Date

5. FINANCIAL ADVISOR INFORMATION & SIGNATURES

The broker, financial advisor or other investor representative (each an “Investor Representative”) signing below hereby warrants that it is duly licensed and may lawfully sell Shares in the state designated as the Investor’s legal residence or is exempt from such licensing.

Name of Participating Broker-Dealer or Financial Institution

☐	Check if recently employed by new Broker-Dealer or Financial Institution

Name of Broker/Financial Advisor/Other Investor Representative

Rep/Advisor Number	Branch Number

Mailing Address

☐	Check if recently employed by new Broker-Dealer or Financial Institution

City	State	Zip

E-mail

Phone Number	Fax Number

The undersigned confirms by its signature that it (i) has reasonable grounds to believe that the information and representations concerning the Investor identified herein are true, correct and complete in all respects; (ii) has verified that the form of ownership selected is accurate and, if other than individual ownership, has verified that the individual executing on behalf of the Investor is properly authorized and identified; (iii) has discussed such Investor’s prospective purchase of Shares with such Investor; (iv) has advised such Investor of all pertinent facts with regard to the fundamental risks of the investment, including lack of liquidity and marketability of the Shares; (v) has delivered a current prospectus and related amendments and supplements, if any, to such Investor; (vi) no sale of Shares shall be completed until at least five (5) business days after the date the Investor receives a copy of the prospectus, as amended or supplemented through the date hereof; (vii) has reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (viii) has reasonable grounds to believe that the purchase of Shares is a suitable investment for such Investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six years, that such Investor meets the suitability standards applicable to such Investor set forth in the prospectus (as amended or supplemented as of the date hereof), and that such Investor is in a financial position to enable such Investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares. The above-identified entity, acting in its capacity as agent, broker, financial advisor or other investor representative, has performed functions required by federal and state securities laws and, as applicable, FINRA rules and regulations, including, but not limited to Know Your Customer, Suitability and PATRIOT Act (AML, Customer Identification) as required by its relationship with the Investor(s) identified in this document.

I understand this Additional Subscription Agreement is for the offering of NexPoint Capital, Inc.

Name of Broker / Financial Advisor / Other Investor Representative	Signature of Broker / Financial Advisor Other Investor Representative	Date

Name of Registered Supervisory Principal	Signature of Registered Supervisory Principal	Date

6. INVESTOR INSTRUCTIONS

This Additional Subscription Agreement, together with a check for the full purchase price, should be delivered, faxed or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable to:

By Wire Transfer	By Mail
UMB Bank, N.A., ABA Routing #101000695 NexPoint Capital, Inc., Account #9872061969 Beneficial Owner(s) (include in memo field)	(Checks should be made payable to “NexPoint Capital, Inc.”)
NexPoint Capital, Inc.
c/o DST Systems Inc.
(844) 485-9167
Custodial Accounts
Forward Additional Subscription Agreement to the Custodian	Regular Mail
P.O. Box 219630
Kansas City, MO 64121-9630
By Fax	Express Mail
(816) 701-7685	430 W. 7th Street
Kansas City, MO 64105

NOT FOR USE IN ALABAMA, ARKANSAS, KENTUCKY, MARYLAND, PENNSYLVANIA, SOUTH CAROLINA OR TENNESSEE

INSTRUCTIONS TO INVESTORS AND SUBSCRIPTION AGREEMENT

Any person(s) desiring to subscribe for shares of common stock (the “Shares”) in NexPoint Capital, Inc. and/or NexPoint Multifamily Capital Trust, Inc. (individually a “Company,” together the “Companies”) should carefully read and review the applicable prospectus, as supplemented to date, and if he/she/they desire(s) to subscribe for Shares, complete the subscription agreement/signature page that follows these instructions. Follow the appropriate instructions listed below for the indicated section. Please print in ballpoint pen or type the information.

AN INVESTMENT CANNOT BE COMPLETED UNTIL AT LEAST FIVE (5) BUSINESS DAYS AFTER THE DATE THE INVESTOR RECEIVED THE FINAL APPLICABLE PROSPECTUS. IF AN INVESTOR’S SUBSCRIPTION IS ACCEPTED, THE COMPANY WILL SEND THE INVESTOR CONFIRMATION OF THEIR PURCHASE AFTER THEY HAVE BEEN ADMITTED AS AN INVESTOR.

1. INVESTMENT INFORMATION	NEXPOINT CAPITAL, INC.	NEXPOINT MULTIFAMILY CAPITAL TRUST, INC.

Generally, you must initially invest at least $2,500 in the Shares of a Company to participate in the Company’s offering. In order to satisfy this minimum purchase requirement, unless otherwise prohibited by state law, a husband and wife may jointly contribute funds from their separate IRAs, provided that each such contribution is made in increments of $100. You should note that an investment in our Shares will not, in itself, create a retirement plan and that, in order to create a retirement plan, you must comply with all applicable provisions of the Internal Revenue Code (the “Code”). If you have satisfied the minimum purchase requirement, any additional purchase must be in increments of $500. The investment minimum for subsequent purchases does not apply to shares purchased pursuant to a distribution reinvestment plan.

2. FORM OF OWNERSHIP	For Non-Custodial ownership accounts, please mail the complete and executed subscription agreement/signature page and make payment per the instructions below on page 3:

FOR CUSTODIAL OWNERSHIP ACCOUNTS, THE SUBSCRIPTION AGREEMENT/SIGNATURE PAGE MUST BE COMPLETED, EXECUTED AND SENT TO THE CUSTODIAN.

Check the appropriate box to indicate the type of entity that is subscribing.

Enter the exact name of the custodian or trustee, mailing address and business phone. If this is an additional purchase by a qualified plan or non-qualified custodial account, please use the same exact plan name as the previous investment.

The custodian must complete this box by entering its custodian Tax ID number (for tax purposes), the custodian account number, the date the account was established, the year to which this subscription is applicable and the name of custodian or other administrator.

3. INVESTOR INFORMATION

For non-custodial ownership accounts, enter the exact name in which the Shares are to be held. For multiple investors, enter the names of all investors. For custodial ownership accounts, enter “FBO” followed by the name of the investor.

Enter the mailing address, city, state, zip code, home telephone, business telephone and email address of the investor. Enter the date of birth of the investor (required) and joint investor, if applicable, or date of incorporation. Enter the social security number (SSN) of the investor (required) and joint investor, if applicable. The investor is certifying that the number is correct. For custodial accounts, enter the investor’s social security number (for identification purposes). Enter Tax ID number, if applicable. Enter the investor’s and joint investor’s, if applicable, street address if it is different from the mailing address or if the mailing address is a P.O. box.

Check the appropriate box. If the investor(s) is/are a non-resident alien(s), he/she/they must apply to the Internal Revenue Service for an identification number via Form SS-4 for an individual or SS-5 for a corporation, and the number to the applicable Company as soon as it is available. If a non-resident alien, the investor(s) must submit an original supply of the appropriate W-8 Form (W-8BEN, W-8ECI, W-8 EXP OR W-8IMY) in order to make an investment.

     INSTRUCTIONS TO INVESTORS & SUBSCRIPTION AGREEMENT continued

4. DISTRIBUTIONS

Check the appropriate box to have the distributions mailed to the address of record, the address that is located in Section 3. Check the appropriate box to participate in the Distribution Reinvestment Plan (the “DRP”). If you are reinvesting pursuant to the DRP, you may elect to reinvest all or a portion of your cash distribution, by indicating the percentage desired in cash and the percentage desired to be reinvested (percentages must add up to 100%). If the investor(s) prefer(s) direct deposit of cash distributions, complete the required information at the bottom of page 3. For Automated Clearing House (“ACH”), indicate whether it is a checking or savings account, and enter the name of the institution/individual, mailing address, ABA number and account number. A voided check must be enclosed if it is a checking account. If it is a savings account, please obtain written verification of the routing and account numbers from the bank.

If you participate in the DRP we request that you notify the applicable Company and your broker-dealer in writing at any time there is a material change in your financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which you reside.

5. INVESTOR(S) ACKNOWLEDGEMENTS AND SIGNATURES

5A. If subscribing to NexPoint Capital, Inc., acknowledgements 1-8 must be initialed and the acknowledgement for the subscriber’s state of residence must be initialed.

5B. If subscribing to NexPoint Multifamily Capital Trust, Inc., acknowledgements 1-6 must be initialed and the acknowledgement for the subscriber’s state of residence must be initialed.

5C. If the subscriber desires to receive electronic communications in lieu of hardcopy communications, sign and date page 7 of the attached subscription agreement and provide a valid e-mail address.

5D. All investors and, if applicable, the trustee or custodian, must sign and date page 8 of the attached subscription agreement. Page 8 must be signed and guaranteed by the custodian(s) if investing through an IRA, Keogh or qualified plan.

6. FINANCIAL ADVISOR INFORMATION

This Section is to be completed by the Registered Representative or Registered Investment Advisor (“RIA”). If there is more than one Registered Representative or RIA, all Registered Representatives and RIAs must complete Section 6.

7. FINANCIAL ADVISOR SIGNATURES	All Registered Representatives, RIAs, Broker-Dealers, and Clearing Firms/Platforms, if applicable, must sign and date in this section.

NOTICE TO STOCKHOLDERS

The Shares of the applicable Company are subject to restrictions on transfer. In addition, the applicable Company has the authority to issue Shares of more than one class. Upon the request of any stockholder, and without charge, the applicable Company will furnish a full statement of the information required by Section 2-211 of the Maryland General Corporation Law in the case of NexPoint Multifamily Capital Trust, Inc., and Section 6-202 of the Delaware General Corporation Law in the case of NexPoint Capital, Inc., with respect to (1) certain restrictions on ownership and transferability of the applicable Company’s common stock and (2) the designations and any preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications, and terms and conditions of redemption of the Shares which the applicable Company has authority to issue, the differences in the relative rights and preferences between the shares of each series to the extent set, and the authority of the applicable Company’s board of directors to set such rights and preferences to subsequent series. Such requests must be made to the Secretary of the applicable Company at its principal office.

ACCEPTABLE FORMS OF PAYMENT

A.	Wire transfers	E.	Trust checks for trust accounts
B.	Pre-printed personal checks	F.	Custodial checks for IRA accounts
C.	Cashier’s checks over $10,000	G.	Checks endorsed from other investment programs will be accepted if they meet the minimum investment requirement
D.	Business checks when applied to company/corporate account

NEXPOINT CAPITAL, INC.

The subscription agreement, together with a check for the full purchase price, should be delivered, faxed or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable to:

By Wire Transfer	By Mail
UMB Bank, N.A., ABA Routing #101000695 NexPoint Capital, Inc., Account #9872061969 Beneficial Owner(s) (include in memo field)	(Checks should be made payable to “NexPoint Capital, Inc.”) NexPoint Capital, Inc., c/o DST Systems, Inc. (877) 665-1287, Option 1

Custodial Accounts	Regular Mail	Express Mail
	P.O. Box 219630	430 W. 7th Street
Forward Subscription Agreement to the Custodian	Kansas City, MO 64121-9630	Kansas City, MO 64105
By Fax
(816) 701-7685

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash are not accepted.

NEXPOINT MULTIFAMILY CAPITAL TRUST, INC.

You should make your check payable to “UMB Bank, N.A., as agent for NexPoint Multifamily Capital Trust, Inc.” except that Pennsylvania and Washington investors should follow the instructions in the prospectus under the sections titled “Plan of Distribution – Subscription Procedures,” “Plan of Distribution – Special Notice to Pennsylvania Investors” and “Plan of Distribution – Special Notice to Washington Investors.”

The subscription agreement and all other paperwork, together with a check for the full purchase price, should be delivered, faxed or mailed by your Broker-Dealer or Registered Investment Advisor, as applicable, to the UMB Bank address below.

By Wire Transfer	By Mail
UMB Bank, N.A., ABA Routing #101000695 NexPoint Multifamily Capital Trust, Inc., Account #9872232305 Beneficial Owner(s) (include in memo field)	UMB Bank, N.A., as agent for NexPoint Multifamily Capital Trust, Inc., c/o DST Systems, Inc. (877) 665-1287, Option 1

Custodial Accounts	Regular Mail	Express Mail
Forward Subscription Agreement to the Custodian	P.O. Box 219630	430 W. 7th Street
	Kansas City, MO 64121-9630	Kansas City, MO 64105
By Fax
(816) 701-7685

Money Orders, Traveler’s Checks, Starter Checks, Foreign Checks, Counter Checks, Third-Party Checks or Cash are not accepted.

NOT FOR USE IN ALABAMA, ARKANSAS, KENTUCKY, MARYLAND, PENNSYLVANIA, SOUTH CAROLINA OR TENNESSEE

1. INVESTMENT INFORMATION	Investors should not sign this Subscription Agreement for the offering unless they have received the current final prospectus.

☐ Initial Subscription (minimum $2,500 per fund)	☐ Additional Subscription (minimum $500 per Company) (Complete all sections except for 2 and 4 or complete the separate simplified Additional Subscription Agreement)	☐ Advisory*/RIA/ Other Net of Commissions Purchase**

NEXPOINT CAPITAL, INC.	NEXPOINT MULTIFAMILY CAPITAL TRUST, INC.

TOTAL INVESTMENT	TOTAL INVESTMENT

$	$
Payment Method:	☐ Class A ☐ Class T

☐ Enclosed check ☐ Funds wired ☐ Funds to follow	Payment Method:
☐ Enclosed check ☐ Funds wired ☐ Funds to follow

2. FORM OF OWNERSHIP	(please complete either section a or b, but not both)

a.	Non-Custodial Ownership
☐	Individual (one signature required)
☐	Joint Tenants with Right of Survivorship (all parties must sign)
☐	Community Property (all parties must sign)
☐	Tenants in Common (all parties must sign)
☐	Trust (include title and signature pages of Trust Documents or Highland Trustee Certification of Investment Power required)
☐	Uniform Gift / Transfer to Minors (UGMA/UTMA)

Under the UGMA/UTMA of the State of:

☐	Corporation or Partnership (include Corporate Resolution or Partnership Agreement, as applicable; authorized signature required)
☐	Qualified Pension or Profit Sharing Plan (include Plan Documents)
☐	Other
(include title and signature pages)

For Individual Ownership or JTWROS Only:
☐	Transfer Upon Death: Visit www.nexpointcapital.com/investor-relations or www.nmcreit.com/investor-relations to complete the Transfer On Death Beneficiary Agreement.

State laws can vary with respect to Transfer on Death registration. You should consult your own legal, tax and business advisers before electing to register your investment in the Transfer On Death Beneficiary Agreement.

b.	Custodial Arrangement (Owner and custodian signatures required)
Third Party Administered Custodial Plan
(new IRA accounts will require an additional application)
☐	Traditional IRA	☐	Keogh Plan
☐	Roth IRA	☐	Rollover IRA
☐	Simplified Employee Pension/Trust (S.E.P.)	☐	Other

Name(s) of Custodian(s)

Street/PO Box

City State Zip

Custodian Tax ID # (provided by Custodian)

Custodian or Clearing Firm/Platform Account #

Date Account Established	Year to Which Subscription Applicable

Name(s) of Beneficial Owner(s)/Beneficiary(ies)

Phone number *Not all broker-dealers are eligible for advisory business – please confirm with the dealer manager. **By a registered representative on his/her own behalf.

3. INVESTOR INFORMATION	(Print name and address exactly as they are to be registered on the account)

Individual/Beneficial Owner (print name and address exactly as they are to be registered on the account)	Joint Owner (print name and address exactly as they are to be registered on the account)

Name of Investor / Beneficial Owner

Mailing Address

City	State	Zip

Phone	Business Phone

Email Address

SSN or Tax ID	Date of Birth

Street Address (if different from mailing address or mailing address is a PO Box)

City	State	Zip

Co-Investor or Co-Trustee Name (if applicable)

Mailing Address

City	State	Zip

Phone	Business Phone

Email Address

SSN or Tax ID	Date of Birth

Street Address (if different from mailing address or mailing address is a PO Box)

City	State	Zip

FOR INDIVIDUAL/BENEFICIAL OWNER & JOINT OWNER:

CITIZENSHIP:	☐ U.S. citizen	☐ U.S. citizen residing outside the U.S. (Country: )
	☐ Resident alien	☐ Non resident* (Country: )

Backup Withholding: Subject to backup withholding?  ☐ Yes             ☐ No

* If non-resident alien, investor must submit the appropriate W-8 form (W-8BEN, W-8ECL or W-8IMY) in order to make an investment. (If a foreign national who is, in fact, a U.S. taxpayer, complete W-9 form in Section 5.)

Trust Arrangement (print name and address exactly as they are to be registered on the account)	Corporation/Partnership/Other (print name and address exactly as they are to be registered on the account)

Name of Trust	Tax ID Number

Name(s) of Trustee(s)

Date Trust Established	Phone Number

Name(s) of Beneficial Owner(s)/Beneficiary(ies)

Street Address

City	State	Zip

Entity Name	Tax ID Number

Entity Type (If Corporation, indicate “C” or ‘‘S’’ Corp)

Date of Entity Formation	Phone Number

Street Address

City	State	Zip

Name(s) of Officer(s), General Partner or Authorized Person(s)

FOR TRUST ARRANGEMENT & CORP. /PARTNERSHIP /OTHER:
Date of Birth	Jurisdiction of Formation
Backup Withholding: Subject to backup withholding? ☐ Yes ☐ No

4. DISTRIBUTIONS

I hereby subscribe for Shares of NexPoint Capital, Inc. and elect the distribution option indicated below:

(If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.)

☐ I choose to participate in NexPoint Capital, Inc.’s DRP.*
☐ I choose to participate in the DRP described in the prospectus. % DRP % Cash (must equal 100%)
☐ I choose to have distributions deposited in a checking, savings or brokerage account.
☐ I choose to have distributions mailed to me at the address listed in Section 3.
☐ I choose to have distributions mailed to my custodial account listed in section 2.

I hereby subscribe for Shares of NexPoint Multifamily Capital Trust, Inc. and elect the distribution option indicated below:

(If you do not complete this section, distributions will be paid to the registered owner at the address in Section 3. IRA accounts may not direct distributions without the custodian’s approval.)

☐ I choose to participate in NexPoint Multifamily Capital Trust, Inc.’s DRP.*
☐ I choose to participate in the DRP described in the prospectus. % DRP % Cash (must equal 100%)
☐ I choose to have distributions deposited in a checking, savings or brokerage account.
☐ I choose to have distributions mailed to me at the address listed in Section 3.
☐ I choose to have distributions mailed to my custodial account listed in section 2.

* Each investor that elects to have his or her distributions reinvested in the applicable Company’s DRP agrees to notify the applicable Company and the broker-dealer named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum income and net worth standards as imposed by the state in which he or she resides.

I authorize the Company or its agent to deposit my distribution to the account indicated below. This authority will remain in force until I notify the Company in writing to cancel it. In the event that the Company deposits funds erroneously into my account, the Company is authorized to debit my account for the amount of the erroneous deposit. I also hereby acknowledge that funds and/or Shares in my account may be subject to applicable abandoned property, escheat or similar laws and may be transferred to the appropriate governmental authority in accordance with such laws, including as a result of account inactivity for the period of time specified in such laws or otherwise. None of the Company, its affiliates, its agents or any other person shall be liable for any property delivered in good faith to a governmental authority pursuant to applicable abandoned property, escheat or similar laws. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

Name of Financial Institution

Name on Bank Account*	Your Account Number

Your Bank’s ABA Routing Number	Account Type	☐ Checking	☐ Savings	☐ Brokerage

Mailing Address

City	State	Zip

* For Electronic Funds Transfers, the signatures of the bank account owner(s) must appear exactly as they appear on the bank registration. If the registration at the bank differs from that on this Subscription Agreement, all parties must sign below.

Signature of Individual/Trustee/Beneficial Owner	Signature of Co-Investor/Trustee

5A. INVESTOR(S) ACKNOWLEDGEMENTS AND SIGNATURES	(Investor(s) must initial each of sections 1-8 and the following sections as appropriate)

NEXPOINT CAPITAL, INC.	In order to induce NexPoint Capital Trust, Inc. to accept this subscription, I hereby represent and warrant as follows: (A power of attorney may not be granted to any person to make such representations on behalf of investor(s). Only fiduciaries such as trustees, guardians, conservators, custodians and personal representatives may make such representations on behalf of an Investor.)

INVESTOR | CO-INVESTOR

1. I have received the final prospectus of NexPoint Capital, Inc. at least five business days before signing the Subscription Agreement.

2. I (we) certify that I (we) have (1) a net worth (exclusive of home, home furnishings and automobiles) of $250,000 or more; or (2) a net worth (exclusive of home, home furnishings and automobiles) of at least $70,000 and had during the last tax year or estimate that I (we) will have during the current tax year a minimum of $70,000 annual gross income, or that I (we) meet the higher suitability requirements imposed by my state of primary residence as set forth in the prospectus under “Suitability Standards.” I will not purchase additional shares unless I meet the applicable suitability requirements set forth in the prospectus at the time of purchase. NOT APPLICABLE TO KANSAS RESIDENTS.

3. I am (we are) purchasing Shares for my (our) own account.
4. I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.

5. If I am either purchasing the Shares on behalf of a trust or other entity of which I am trustee or authorized agent, I have due authority to execute this Subscription Agreement and do hereby legally bind the trust or other entity of which I am trustee or authorized agent.

6. I acknowledge that there is no assurance that I will recover the amount of my investment in the Company.

7. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

8. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to NexPoint Capital, Inc. for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

5A. INVESTOR(S) ACKNOWLEDGEMENTS AND SIGNATURES	NEXPOINT CAPITAL, INC.

INVESTOR | CO-INVESTOR

Alabama residents only: In addition to the general suitability standards, this investment will only be sold to Alabama residents that represent they have a liquid net worth of at least 10 times their investment in this program and its affiliates.
California residents only: Investors must have either (a) a net worth of at least $250,000 or (b) an annual gross income of at least $70,000 and a minimum net worth of at least $120,000. In addition, the state of California requires that each investor in California cannot invest more than 10% of his or her net worth in us.
Idaho residents only: In addition to the suitability standards noted above, an investment in us is limited to Idaho investors who have either (i) a gross annual income of at least $85,000 and a liquid net worth of at least $85,000 or (ii) a liquid net worth of at least $300,000. Additionally, an Idaho investor’s total investment in us shall not exceed 10% of his or her liquid net worth. (“Liquid net worth” shall include only cash plus cash equivalents. “Cash equivalents” includes assets which may be convertible to cash within one year).
Iowa residents only: Investors in the state of Iowa must have either (i) a net worth of $100,000 and annual gross income of $100,000, or (ii) a net worth of $350,000. Additionally, it is recommended that Iowa residents not invest, in the aggregate, more than 10% of their liquid net worth in this and similar direct participation investments. For purposes of this recommendation, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

5A. INVESTOR(S) ACKNOWLEDGEMENTS AND SIGNATURES	NEXPOINT CAPITAL, INC.

INVESTOR | CO-INVESTOR
Kansas residents only: Excluding home, furnishings and automobiles, I (we) represent that I (we) either: (i) have a net worth of at least $70,000 and an annual gross income of at least $70,000; or (ii) have a net worth of at least $250,000. I (we) acknowledge that the Office of the Kansas Securities Commissioner recommends that Kansas investors not invest, in the aggregate, more than 10% of their liquid net worth in this and other similar investments. Liquid net worth is defined as that portion of net worth which consists of cash, cash equivalents and readily marketable securities.
Kentucky residents only: In addition to the general suitability standards listed above, no Kentucky resident shall invest more than 10% of his or her liquid net worth in our securities and the securities of any of our affiliates’ non-publicly traded business development companies. For these purposes, “liquid net worth” shall be defined as that portion of a person’s net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.
Maine residents only: The Maine Office of Securities recommends that an investor’s aggregate investment in this offering and similar non-traded business development companies not exceed 10% of the investor’s liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents, and readily marketable securities.
Massachusetts residents only: In addition to the general suitability standards listed above, Massachusetts investors may not invest more than 10% of their liquid net worth in us or in other illiquid direct participation programs.
Nebraska residents only: In addition to the suitability standards noted above, Nebraska investors must have (i) either (a) an annual gross income of at least $100,000 and a net worth (not including home, furnishings and personal automobiles) of at least $350,000, or (b) a net worth (not including home, furnishings and personal automobiles) of at least $500,000; and (ii) investors must limit their aggregate investment in us and in the securities of other non-publicly traded business development companies to 10% of such investor’s net worth. Accredited investors in Nebraska, as defined in 17 C.F.R. §230.501, are not subject to this limitation.
New Jersey residents only: New Jersey investors must have either (a) a minimum liquid net worth of at least $100,000 and a minimum annual gross income of not less than $85,000, or (b) a minimum liquid net worth of $350,000. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. In addition, a New Jersey investor’s investment in us, our affiliates, and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) may not exceed ten percent (10%) of his or her liquid net worth.
New Mexico residents only: In addition to the suitability standards listed above, a New Mexico investor’s aggregate investment in us, shares of our affiliates and in similar direct participation programs may not exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.
North Dakota residents only: North Dakota investors must represent that, in addition to the stated net income and net worth standards, they have a net worth of at least ten times their investment in us.
Ohio residents only: It shall be unsuitable for an Ohio investor’s aggregate investment in shares of the issuer, affiliates of the issuer, and in other non-traded business development companies to exceed ten percent (10%) of his or her liquid net worth. “Liquid net worth” shall be defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles minus total liabilities) that is comprised of cash, cash equivalents, and readily marketable securities.
Oklahoma residents only: In addition to the suitability standards above, the state of Oklahoma requires that each Oklahoma investor limit his or her investment in shares of our common stock to a maximum of 10% of his or her net worth (excluding home, home furnishings and automobiles).
Oregon residents only: In addition to the general suitability standards listed above, an Oregon investor’s maximum investment in us and our affiliates may not exceed 10% of their liquid net worth, excluding home, furnishings and automobiles.
Texas residents only: Investors who reside in the state of Texas must have either (i) a minimum of $100,000 annual gross income and a liquid net worth of $100,000; or (ii) a liquid net worth of $250,000 irrespective of gross annual income. Additionally, a Texas investor’s total investment in this offering shall not exceed 10% of his or her liquid net worth. For this purpose, liquid net worth is determined exclusive of home, home furnishings and automobiles.

5B. INVESTOR(S) ACKNOWLEDGEMENTS AND SIGNATURES	(Investor(s) must initial each of sections 1-6 and the following sections as appropriate)

NEXPOINT MULTIFAMILY CAPITAL TRUST, INC.	In order to induce NexPoint Multifamily Capital Trust, Inc. to accept this subscription, I hereby represent and warrant as follows: (A power of attorney may not be granted to any person to make such representations on behalf of investor(s). Only fiduciaries such as trustees, guardians, conservators, custodians and personal representatives may make such representations on behalf of an Investor.)

1. I (we) have received the final prospectus, whether over the Internet, on a CD-ROM, paper copies, or any other delivery method, relating to the shares of the Company.

2. Excluding home, home furnishings and automobiles, I (we) either: (i) have a net worth of at least $70,000 and had during the last year or will have in the current year gross income of at least $70,000; or (ii) have a net worth of at least $250,000. In the case of sales to fiduciary accounts, the specific requirements shall be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds for the purchase of the shares.

3. I am (we are) purchasing the Shares for my (our) own account, or if I am (we are) purchasing Shares on behalf of a trust or other entity of which I am (we are) trustee(s) or authorized agent(s), I (we) have due authority to execute this Subscription Agreement and do hereby legally bind the trust or other entity of which I am (we are) trustee(s) or authorized agent(s).

4. I (we) acknowledge that the Shares are not liquid.

5. I acknowledge that I will not be admitted as a stockholder until my investment has been accepted. The acceptance process includes, but is not limited to, reviewing the Subscription Agreement for completeness and signatures, conducting an Anti-Money Laundering check as required by the USA Patriot Act and payment of the full purchase price of the shares.

6. I acknowledge that distributions may be funded from offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to NexPoint Multifamily Capital Trust, Inc. for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses.

California residents: I (we) either: (i) have a minimum net worth of at least $250,000, or (ii) a gross annual income of at least $70,000 and a minimum net worth of at least $120,000. In addition, my (our) investment in the Company does not exceed 10% of my (our) net worth excluding homes, furnishings and automobiles.
Iowa residents: Excluding home, furnishings and automobiles, I (we) either (i) have a minimum net worth of $300,000 or (ii) a minimum annual income of $70,000 and a minimum net worth of $100,000. In addition, my (our) investment in this program, does not exceed 10% of my (our) “liquid net worth” (as defined in the prospectus for Iowa investors).
Kansas and Maine residents: I (we) acknowledge that the Kansas and Maine securities regulators recommend that I (we) should not invest, in the aggregate, more than 10% of my (our) “liquid net worth” (as defined in the prospectus for Kansas and Maine investors) in the Company and similar direct participation investments.
Massachusetts residents: My (our) investment in the Company and other illiquid direct participation programs does not exceed 10% of my (our) liquid net worth.
Missouri residents: My (our) investment in this offering of the Company does not exceed 10% of my (our) liquid net worth.
Nebraska residents: My (our) investment in the Company and in the securities of other direct participation programs is not more than 10% of my (our) net worth.
New Jersey residents: Excluding home, home furnishings and automobiles, I (we) either (i) have a minimum liquid net worth (as defined in the prospectus for New Jersey investors) of at least $100,000 and a minimum annual gross income of not less than $85,000 or (ii) have a minimum liquid net worth of at least $350,000. In addition, my (our) investment in the Company, shares of its affiliates and other non-publicly traded direct investment programs (including real estate investment trusts, business development companies, oil and gas programs, equipment leasing programs and commodity pools, but excluding unregistered, federally and state exempt private offerings) does not exceed 10% of my (our) liquid net worth.
New Mexico and Ohio residents: My (our) investment in the Company, shares of its affiliates and in other non-traded real estate investment programs, does not exceed 10% of my (our) “liquid net worth” (as defined in the prospectus for New Mexico and Ohio investors).
North Dakota residents: My (our) liquid net worth is at least 10 times my (our) investment in the Company.
Oregon residents: My (our) investment in the Company and its affiliates does not exceed 10% of my (our) liquid net worth.
Vermont residents: If I (we) am (are) an accredited investor(s), as defined in 17 C.F.R. § 230.501, I (we) may invest freely in this offering. If I (we) am (are) a non-accredited investor(s), I (we) may not purchase an amount in this offering that exceeds 10% of my (our) liquid net worth (as defined in the prospectus for Vermont investors).

5C. INVESTOR(S) ACKNOWLEDGEMENTS AND SIGNATURES	Electronic Delivery Form (optional)

Electonic Delivery of stockholder communication is available and if you would prefer to receive such communications and statements electronically, please affirmatively elect to do so by checking the offering for which you elect to receive the electronic delivery of stockholder communications and statement notifications, and signing below where indicated.

☐	NexPoint Capital, Inc.	☐	NexPoint Multifamily Capital Trust, Inc.

We encourage you to reduce printing and mailing costs and to conserve natural resources by electing to receive electronic delivery of stockholder communications and statement notifications. By consenting below to electronically receive stockholder communications, including your account-specific information, you authorize said offering(s) to either (i) e-mail stockholder communications to you directly or (ii) make them available on each offering’s respective website and notify you by e-mail when such documents are available and how to access the documents.

You will not receive paper copies of these electronic materials unless specifically requested, the delivery of electronic materials is prohibited or we, in our sole discretion, elect to send paper copies of the materials.

Sign below if you consent to the electronic delivery of documents including annual reports, proxy materials, and other documents that may be required to be delivered under federal or state securities laws as well as account-specific information such as quarterly account statements or tax information. Your consent will be effective until you revoke it. In addition, by consenting to electronic access, you will be responsible for your customary Internet Service Provider charges in connection with access to these materials. Providing an e-mail address in the section below is required. Please carefully read the following representations before consenting to receive documents electronically. By signing below and consenting to receive documents electronically, you represent the following:

(a) I acknowledge that access to both internet e-mail and the World Wide Web is required in order to access documents electronically. I may receive by e-mail notification the availability of a document in electronic format. The notification e-mail will contain a web address (or hyperlink) where the document can be found. By entering this address into my web browser, I can view, download and print the document from my computer. I acknowledge that there may be costs associated with the electronic access, such as usage charges from my internet provider and telephone provider, and that these costs are my responsibility; (b) I acknowledge that documents distributed electronically may be provided in Adobe’s Portable Document Format (PDF). The Acrobat Reader® software is required to view documents in PDF format. The Reader software is available free of charge from Adobe’s website at www.adobe.com. The Reader software must be correctly installed on my system before I will be able to view documents in PDF format. Electronic delivery also involves risks related to system or network outage that could impair my timely receipt of or access to stockholder communications; (c) I acknowledge that I may receive, at no cost from the Company, a paper copy of any documents delivered electronically by calling a representative of the Company at 844-487-9167; (d) I acknowledge that if the e-mail notification is returned to the Company as “undeliverable,” a letter will be mailed to me with instructions on how to update my e-mail address to begin receiving communication via electronic delivery. I further understand that if the Company is unable to obtain a valid e-mail address for me, the Company will resume sending a paper copy of its filings by U.S. mail to my address of record; and (e) I acknowledge that my consent may be updated or cancelled, including any updates in e-mail address to which documents are delivered, at any time by calling a representative of the Company at 844-487-9167.

Owner Signature	Date

Co-Owner Signature (If applicable)	Date

Joint Accounts: If your Social Security number is the primary number on a joint account and you opt-in to electronic delivery, each consenting stockholder must have access to the e-mail account provided.

My e-mail address is

Your e-mail address will be held in confidence and used only for matters relating to your investments.

5D. INVESTOR(S) ACKNOWLEDGEMENTS AND SIGNATURES	Subscriber Signatures/Substitute IRS Form W-9 Certification

To prevent backup withholding on any payment made to a stockholder with respect to subscription proceeds held in escrow, the stockholder is generally required to provide a current TIN (or the TIN of any other payee) and certain other information by completing the form below, certifying that the TIN provided on Substitute Form W-9 is correct (or that such investor is awaiting a TIN), that the investor is a U.S. person, and that the investor is not subject to backup withholding because (i) the investor is exempt from backup withholding, (ii) the investor has not been notified by the IRS that the investor is subject to backup withholding as a result of failure to report all interests or dividends, or (iii) the IRS has notified the investor that the investor is no longer subject to backup withholding. If a TIN is not provided by the time any payment is made in connection with the proceeds held in escrow, 28% of all such payments will be withheld until a TIN is provided and if a TIN is no provided within 60 days, such withheld amounts will be given to the IRS.

Exempt TIN. Check here if investor is an exempt payee.	☐

Under penalties of perjury, I certify that:

1. The number shown on this form is my correct taxpayer identification number, and

2. I am not subject to backup withholding because: (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding, and

3. I am a U.S. citizen or other U.S. person (including a U.S. resident alien).

Certification instructions. You must cross out item 2 above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report interest and dividends on your tax return.

The IRS does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

By signing below, you also acknowledge that you do not expect to be able to sell your Shares regardless of how the Companies perform. If you are able to sell your Shares, you will likely receive less than your purchase price. The Companies do not intend to list their Shares on any securities exchange during the offering periods, and they do not expect a secondary market in their Shares to develop. The Companies intend to implement a share repurchase program, but only a limited number of Shares will be eligible for repurchase by the Companies. Accordingly, you should consider that you may not have access to the money you invest for at least five years, or until the Companies complete a liquidity event, which may not occur until five years following the completion of its offering. There is no assurance that the Companies will complete a liquidity event within such timeframe or at all. As a result of the foregoing, an investment in the Shares is not suitable if you require short-term liquidity. In addition, you acknowledge that distributions may be funded from an unlimited amount of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Companies for investment. Any capital returned to stockholders through distributions will be distributed after payment of fees and expenses. You also acknowledge that the Companies may suspend or terminate their share repurchase programs at any time and Shares repurchased in the share repurchase programs will be repurchased at a price below the offering price in effect on the date of repurchase.

Investor’s Signature	Date	Custodian Signature	Date

Co-Investor’s Signature	Date

You should not invest in NexPoint Capital, Inc. and/or NexPoint Multifamily Capital Trust, Inc. unless you have read and understood this agreement and the applicable prospectus referred to above and understand the risks associated with an investment in NexPoint Capital, Inc. and/or NexPoint Multifamily Capital Trust, Inc. In deciding to invest in NexPoint Capital, Inc. and/or NexPoint Multifamily Capital Trust, Inc., you should rely only on the information contained in the applicable prospectus, and not on any other information or representations from any other person or source. NexPoint Capital, Inc. and/or NexPoint Multifamily Capital Trust, Inc. and each person selling Shares of NexPoint Capital, Inc. and/or NexPoint Multifamily Capital Trust, Inc. shall be responsible for making every reasonable effort to determine that such purchase of Shares is a suitable and appropriate investment for each investor, based on the information provided by the prospective investor regarding the investor’s financial situation and investment objectives.

The Companies are required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and social security/taxpayer identification number. The Companies may also ask to see other identifying documents. If you do not provide the information, the Companies may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Companies may discuss your personal information and your investment in their Shares at any time with your then current financial advisor. If the Companies are unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Companies believe it has identified potentially criminal or other illegal activity, the Companies reserve the right to take action as they deem appropriate which may include closing your account.

6. FINANCIAL ADVISOR INFORMATION	Please complete 1 or 2

1. REGISTERED REPRESENTATIVE (to be completed by selling Registered Representative)

Name of Registered Representative

Representative ID # Phone

Mailing Address

City	State	Zip

Email Address

Name of Broker-Dealer

Representative CRD #

Have you changed firm affiliation (since last purchase)?

☐ Yes ☐ No

☐ Please check the box if the purchase is being made in the Registered Representative’s or Broker-Dealer’s personal account, in the account of one of their immediate family members, or in the account of any licensed employee of the Broker-Dealer.
IF THE BOX IS CHECKED, COMMISSIONS WILL NOT BE PAID ON THE PURCHASE.

2. REGISTERED INVESTMENT ADVISOR (RIA) REPRESENTATIVE (to be completed by RIA Representative)

Name of RIA Representative

Representative ID # Phone

Mailing Address

City	State	Zip

Email Address

Name of RIA Office

RIA IARD #

Name of Clearing Firm

Name of Broker-Dealer (if applicable)

Have you changed firm affiliation (since last purchase)?

☐ Yes ☐ No

7. FINANCIAL ADVISOR SIGNATURES

The undersigned confirms by its signature that it (i) has reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (ii) has verified that the form of ownership selected is accurate and, if other than individual ownership, has verified that the individual executing on behalf of the investor is properly authorized and identified; (iii) has discussed such investor’s prospective purchase of Shares with such investor; (iv) has advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including lack of liquidity and marketability of the Shares; (v) has delivered a current prospectus and related amendments and supplements, if any, to such investor; (vi) no sale of Shares shall be completed until at least five (5) business days after the date the investor receives a copy of the prospectus, as amended or supplemented through the date hereof; (vii) has reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; and (viii) has reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six years, that such investor meets the suitability standards applicable to such investor set forth in the prospectus (as amended or supplemented as of the date hereof), and that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Companies and the tax consequences of purchasing and owning Shares. The above-identified entity, acting in its capacity as agent, broker, financial advisor or other investor representative, has performed functions required by federal and state securities laws and, as applicable, FINRA rules and regulations, including, but not limited to Know Your Customer, Suitability and PATRIOT Act (AML, Customer Identification) as required by its relationship with the investor(s) identified in this document.

Signature of Registered or RIA Representative	Date

Signature of Broker-Dealer or Clearing Firm/Platform (if applicable)	Date

Signature of Supervisory Principal	Date

☐  I am completing and signing this application pursuant to a power-of-attorney from the investor. I hereby certify that such power-of-attorney is legally valid and includes within its scope my completion and execution of this application on behalf of the investor.

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NEX-SUPP14-0916